UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22517

GAI Corbin Multi-Strategy Fund, LLC
Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Legal Department MAC: J9226-132 125 High Street, 13th Floor Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited)
As of June 30, 2018

Strategy	Investments	Cost	Fair Value
	Investment Funds – 91.79%
	Asset-Backed Securities – 13.18%
	East Lodge Capital Credit Opportunities Fund Ltd.	$5,253,948	$6,402,008
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	1,271,322	1,344,631
	Serengeti Lycaon Overseas Ltd.	4,599,402	8,038,955
	VPC Offshore Unleveraged Private Debt Fund Feeder, LP*	2,899,064	3,439,806
			19,225,400
	Equity Special Situations – 8.87%
	Jet Capital Concentrated Offshore Fund, Ltd.	799,282	946,313
	Jet Capital Select Opportunities Offshore Fund, Ltd.	3,100,000	3,138,668
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	50,573	49,062
	Senator Global Opportunity Offshore Fund II Ltd.	5,375,000	6,095,055
	Senator Global Opportunity Offshore Fund Ltd.	2,216,271	2,704,380
			12,933,478
	Event Driven/Distressed – 21.94%
	Anchorage Capital Partners Offshore, Ltd.	7,362,320	10,041,275
	Archer Capital Fund LP	9,334	4,546
	Centerbridge Credit Partners Offshore, Ltd.	97,407	150,624
	Garrison Special Opportunities Fund LP	95,646	43,621
	New Point VII Ltd.*	7,960	116,164
	Redwood Argentina Offshore Fund, Ltd.	105,842	134,553
	Redwood Offshore Fund, Ltd.	8,967,586	13,490,284
	Tor Asia Credit Fund	6,000,000	7,284,736
	West Face Long Term Opportunities Fund, Ltd.	363,090	732,587
			31,998,390
	Global Macro – 11.04%
	Autonomy Global Macro Fund Ltd.	6,334,117	9,280,281
	D.E. Shaw Oculus International Fund	5,326,248	6,823,417
	Tyticus Partners II Ltd.	83,103	7,049
			16,110,747
	Long/Short Equity – 20.35%
	Cadian Offshore Fund Ltd.	4,291,522	6,852,685
	Pelham Long/Short Fund Ltd.	5,016,330	8,605,078
	Squadra Equity Fund Ltd.	2,566,380	2,381,666
	SRS Partners, Ltd.	5,696,447	8,555,425
	SRS Special Opportunities Master II L.P.	1,163,532	442,813
	Steamboat Capital Partners Offshore Fund, Ltd.	3,000,000	2,852,656
			29,690,323
	Relative Value – 16.41%
	D.E. Shaw Composite International Fund	7,000,000	11,871,722

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Strategy	Investments	Cost	Fair Value
Investment Funds – 91.79% (continued)
Relative Value – 16.41% (continued)
	Myriad Opportunities Offshore Fund Ltd.	$6,000,000	$7,343,394
	Whitebox Asymmetric Opportunities Fund, Ltd.	4,000,000	4,714,299
			23,929,415
Investments in Securities – 5.39%
Equity – 5.39%
	Garrison Capital, Inc.	1,274,585	746,261
	Pershing Square Holdings, Ltd.	6,502,623	4,523,153
	Third Point Offshore Investors Ltd.	1,291,663	1,503,143
	VPC Specialty Lending Investments PLC	1,058,208	1,094,733
			7,867,290

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options – 0.07% Index Options – 0.07%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,710	7/20/2018	$41,296	$42,495
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,730	7/31/2018	40,846	56,250
					98,745
Interest Rate Options – 0.00%
	Call Option - OTC - Morgan Stanley Capital
	Services Inc., Eurodollar future	$99	12/17/2018	1,397	75
	Call Option - OTC - Morgan Stanley Capital Services Inc., Eurodollar future	$99	12/17/2018	2,793	69
					144
Total Investments (Cost $109,265,137**) - 97.25%					141,853,932
Other Assets and Liabilities, net - 2.75%					4,011,406
Net Assets - 100.00%					$145,865,338

Percentages shown are stated as a percentage of net assets as of June 30, 2018.

*	Investment Fund is income-producing.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2018, as computed for federal tax purposes, were as follows:

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Aggregate cost	$149,944,087

Gross unrealized appreciation	$7,969,038
Gross unrealized depreciation	(16,207,841)
Net unrealized depreciation	$(8,238,803)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	22.56%
Long/Short Equity	20.93
Relative Value	16.87
Asset-Backed Securities	13.55
Global Macro	11.35
Equity Special Situations	9.12
Total Investment Funds	94.38
Purchased Options	0.07
Investments in Securities
Equity	5.55
100.00%

Credit Default Swaps Outstanding as of June 30, 2018:

Credit Default Swap Agreements on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Upfront Payments (Received)/ Paid	Fair Value(3)
Morgan Stanley Capital Services. Inc.	CDX.NA.HY.29	Buy	(5.00)	12/20/2022	$770,000	$36,575	$(48,342)
Morgan Stanley Capital Services. Inc.	CDX.NA.IG.29	Buy	(1.00)	12/20/2022	$2,145,000	51,696	(36,964)
						$88,271	$(85,306)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Upfront Payments (Received)/ Paid	Fair Value(3)
Morgan Stanley Capital Services. Inc.	Federal Republic Of Germany	Buy	(0.12)	9/20/2018	$114,000	$4,325	$(32)

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

(1)
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a fund as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of June 30, 2018

Description	Strike Price	Expiration Date	Premium (Received)/Paid	Fair Value
Index Options
Call Option - OTC - Morgan Stanley Capital
Services Inc., SPX	$2,800	7/20/2018	$(12,776)	$(2,280)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,820	7/31/2018	(7,496)	(3,760)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,650	7/20/2018	(24,704)	(21,750)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,680	7/31/2018	(26,204)	(35,520)
			$71,180	$(63,310)

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Fair Value Measurements

The GAI Corbin Multi-Strategy Fund, LLC (the “Fund”) invests in various collective investment vehicles (“Investment Funds”).

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share or its equivalent. As a result, investments in Investment Funds with a fair value of $133,887,753 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased over-the-counter currency options, forward foreign currency contracts, total return swaps, credit default swaps, and collateralized loan obligations can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these investments within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2018 is as follows:

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Description	Total Fair Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets Purchased Options	$98,889	$98,889	$—	$—
Liabilities
Written Options	(63,310)	(63,310)	—	—
Credit Default Swaps	(85,338)	—	(85,338)	—
Investments in Securities Equity	7,867,290	7,867,290	—	—
Investment Funds (1)	133,887,753	—	—	—
Total Investments	$141,705,284	$7,902,869	$(85,338)	$—

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between any levels for the three month period ended June 30, 2018.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of such Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds. No such amendments were put in place during the three month period ended June 30, 2018. As of June 30, 2018, the Fund had unfunded capital commitments of $1,535,900.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2018:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

GAI Corbin Multi-Strategy Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the March 31, 2018 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/24/2018

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8/24/2018

* Print the name and title of each signing officer under his or her signature.